Statement of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	€ (5,021)	€ (7,475)	€ (938)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,179	931	1,413
Change in fair value	630	3,915	(2,435)
Other Non-cash compensation	367	76	199
Change in allowances for doubtful accounts & slow-moving inventories	(663)	153	457
Change in long-term provisions	(127)	(51)	431
Net capital loss on disposals of assets	455	290	355
Deferred tax expense (benefit)	(65)	(52)	293
Operating cash flow	(3,246)	(2,213)	(225)
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables	2,554	2,507	(172)
Decrease (Increase) in inventories	(961)	(330)	(264)
Decrease (Increase) in other assets	24	75	259
(Decrease) Increase in trade accounts and notes payable	(822)	(91)	508
(Decrease) Increase in accrued expenses, other current liabilities	(44)	(110)	(842)
Net increase (decrease) in operating assets and liabilities	751	2,051	(511)
Net cash used in operating activities	(2,495)	(162)	(737)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(528)	(334)	(756)
Net proceeds from sale of leased back assets	133	299	304
Acquisitions of property and equipment	(232)	(272)	(103)
Acquisitions of intangible assets	0	(44)	(11)
Acquisitions of short term investments, net	0	0	0
Net proceeds from sale of short term investments, net	36	536	0
Net proceeds from sale of assets	0	0	0
Increase (decrease) in deposits and guarantees, net	3	50	(47)
Net cash generated by (used in) investing activities	(589)	234	(612)
Cash flow from financing activities:
Proceeds from capital increase	5,671	1,898	758
Proceeds from long term borrowings, net of financing costs	2,950	1,821	210
Repayment of long term borrowings	(6,210)	(2,176)	(299)
Repayment of obligations under capital leases	(587)	(595)	(701)
Increase (decrease) in bank overdrafts and short-term borrowings	113	395	(295)
Net cash generated by (used in) financing activities	1,937	1,342	(328)
Net effect of exchange rate changes on cash and cash equivalents	788	727	(789)
Net increase (decrease) in cash and cash equivalents	(360)	2,141	(2,469)
Cash and cash equivalents at end of year	€ 6,681	€ 7,041	€ 4,900